Revenue and Deferred Revenue - Summary of Revenue by Source (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 32,688	$ 7,993	$ 15,078	$ 2,007
Consoles Product
Disaggregation of Revenue [Line Items]
Revenue	22,230	6,248	12,187	1,226
Consumables Product
Disaggregation of Revenue [Line Items]
Revenue	4,205	1,253	1,563	523
Product Revenue
Disaggregation of Revenue [Line Items]
Revenue	26,435	7,501	13,750	1,749
Service and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 6,253	$ 492	$ 1,328	$ 258